Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Concentration of Risk

The customer concentration for balances greater than 10% of revenues and 10% of accounts receivables, net, respectively, are presented below:

	Total Revenue				Accounts Receivable, Net
	Three Months Ended June 30,		Six Months Ended June 30,		June 30,	December 31,
	2025	2024	2025	2024	2025	2024
	(as a percentage)
Customer 1	30.5%	—%	18.1%	<10%	—%	—%
Customer 2	20.1%	<10%	15.9%	<10%	<10%	<10%
Customer 3	14.6%	24.0%	20.6%	25.4%	<10%	<10%
Customer 4	<10%	—%	14.3%	<10%	<10%	—%
Customer 5	<10%	26.5%	<10%	20.1%	<10%	<10%
Customer 6	—%	16.0%	—%	<10%	—%	<10%
Customer 7	<10%	11.4%	<10%	<10%	<10%	<10%
Customer 8	<10%	<10%	<10%	<10%	17.3%	—%
Customer 9	—%	—%	—%	—%	12.8%	12.9%
Customer 10	—%	—%	—%	—%	<10%	10.8%
Customer 11	—%	<10%	—%	<10%	—%	18.2%

The customer concentration for balances greater than 10% of revenues and 10% of accounts receivables, net, respectively, are presented below:

	Total Revenue		Accounts Receivable, Net
	Year ended December 31,		December 31,
	2024	2023	2024	2023
	(as a percentage)
Customer 1	23.0%	<10%	<10%	<10%
Customer 2	12.7%	—%	<10%	—%
Customer 3	11.3%	<10%	<10%	<10%
Customer 4	10.5%	<10%	<10%	—%
Customer 5	<10%	<10%	18.2%	11.2%
Customer 6	—%	—%	12.9%	<10%
Customer 7	—%	—%	10.8%	<10%

Schedule of Revenue by Geographic Area

The Company currently sells its products in the geographic regions as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Americas	$10,731	$10,103	$19,020	$19,476
Europe	2,748	176	3,684	501
Other	93	65	188	153
Total	$13,572	$10,344	$22,892	$20,130
The Company currently sells its products in the geographic regions as follows:
	December 31,
	2024	2023
	(In thousands)
Americas	$39,908	$67,883
Europe	839	9,219
Other	256	341
Total	$41,003	$77,443